Fair Value Measurements - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in fair value of warrants | $	$ 0.3
Public Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares	$ 4.40